Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Components

Debt consisted of the following amounts (in millions):

	As of	As of
	December 31, 2017	December 31, 2016
2017 Credit Agreement
Term Loan	$73.1	$-
Revolving Credit Facility	181.3	-
FILO Facility	100.0	-
2013 Credit Agreement	-	260.4
2013 Note Purchase Agreement	150.0	150.0
Receivables Securitization Program	-	200.0
Capital Lease	-	0.1
Transaction Costs	(6.3)	(1.5)
Total	$498.1	$609.0

Schedule of Debt Maturities	Debt maturities as of December 31, 2017, were as follows (in millions):
Year	Amount
2018	$6.1
2019	6.1
2020	6.1
2021	156.1
2022	330.0
Total	$504.4